NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes Payable [Abstract]
Schedule of Notes Payable

	September 30, 2015	December 31, 2014
Current notes payable:
January 2015 Non-Convertible Debenture	$45,866	$-
February 2014 Convertible Debenture	-	330,000
July 2015 Debenture (Amended August 2014 Debenture)	73,200	40,000
Total current notes payable	119,066	370,000
Less: Debt discount, net of accretion (current)	-	(55,982)
	$119,066	$314,018

Long-term notes-payable
September 2014 Convertible Debenture	$-	$92,000
Less: Debt discount, net of accretion (long-term)	-	(67,726)
	$-	$24,274

Current notes payable	2014	2013
December 2013 Debenture	$-	$350,000
February 2014 Convertible Debenture	330,000	-
August 2014 Debenture	40,000	-
January 2013 Debenture-non related party	-	20,000
Total current notes payable	370,000	370,000
Less: Debt discount, net of accretion (current)	(55,982)	-
	$314,018	$370,000

Long-term notes -payable
September 2014 Convertible Debenture	$92,000	$-
Less: Debt discount, net of accretion (long-term)	(67,726)	-
	$24,274	$-